Document and Entity Information	Nov. 10, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity File Number	333-249533
Entity Registrant Name	FORTITUDE GOLD CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	85-2602691
Entity Address, Address Line One	723 S. Cascade Avenue
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	719
Local Phone Number	717-9825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	false
Entity Central Index Key	0001828377
Amendment Flag	false